Segment Information, Information about Company's Reportable Segments (Details)		3 Months Ended	12 Months Ended
		Dec. 31, 2021 Segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) Segment	Dec. 31, 2019 USD ($) Segment
Segment Information [Abstract]
Number of reportable segments | Segment		3		1	1
Segment Information [Abstract]
Vessel revenues, net			$ 132,049,710	$ 12,487,692	$ 5,967,772
Voyage expenses (including charges from related parties)			(12,950,783)	(584,705)	(261,179)
Vessel operating expenses			(39,203,471)	(7,447,439)	(2,802,991)
Management fees to related parties			(6,744,750)	(930,500)	(212,300)
Depreciation and amortization			(14,362,828)	(1,904,963)	(897,171)
Provision for doubtful accounts			(2,483)	(37,103)	0
Operating income			55,519,085	452,029	1,283,263
Less: Unallocated corporate general and administrative expenses			(3,266,310)	(1,130,953)	(378,777)
Time Charter [Member]
Segment Information [Abstract]
Vessel revenues, net			111,900,699	12,487,692	5,967,772
Voyage Charter [Member]
Segment Information [Abstract]
Vessel revenues, net			15,002,012	0	0
Pool [Member]
Segment Information [Abstract]
Vessel revenues, net			5,146,999	0	0
Dry Bulk Segment [Member]
Segment Information [Abstract]
Operating income			58,630,483	452,029	1,283,263
Aframax/LR2 Tanker Segment [Member]
Segment Information [Abstract]
Operating income			1,257,050
Handysize Tanker Segment [Member]
Segment Information [Abstract]
Operating income			(1,102,138)
Operating Segment [Member]
Segment Information [Abstract]
Operating income	[1]		58,785,395
Operating Segment [Member] | Dry Bulk Segment [Member]
Segment Information [Abstract]
Vessel revenues, net			102,785,442	12,487,692	5,967,772
Voyage expenses (including charges from related parties)			(1,891,265)	(584,705)	(261,179)
Vessel operating expenses			(26,841,600)	(7,447,439)	(2,802,991)
Management fees to related parties			(4,890,900)	(930,500)	(212,300)
Depreciation and amortization			(10,528,711)	(1,904,963)	(897,171)
Provision for doubtful accounts			(2,483)	(37,103)	0
Operating income	[1]		58,630,483	1,582,982	1,794,131
Operating Segment [Member] | Dry Bulk Segment [Member] | Time Charter [Member]
Segment Information [Abstract]
Vessel revenues, net			102,785,442	12,487,692	5,967,772
Operating Segment [Member] | Dry Bulk Segment [Member] | Voyage Charter [Member]
Segment Information [Abstract]
Vessel revenues, net			0	0	0
Operating Segment [Member] | Dry Bulk Segment [Member] | Pool [Member]
Segment Information [Abstract]
Vessel revenues, net			0	0	0
Operating Segment [Member] | Aframax/LR2 Tanker Segment [Member]
Segment Information [Abstract]
Vessel revenues, net			26,559,413
Voyage expenses (including charges from related parties)			(11,003,925)
Vessel operating expenses			(9,776,724)
Management fees to related parties			(1,433,950)
Depreciation and amortization			(3,087,764)
Provision for doubtful accounts			0
Operating income	[1]		1,257,050
Operating Segment [Member] | Aframax/LR2 Tanker Segment [Member] | Time Charter [Member]
Segment Information [Abstract]
Vessel revenues, net			9,115,257
Operating Segment [Member] | Aframax/LR2 Tanker Segment [Member] | Voyage Charter [Member]
Segment Information [Abstract]
Vessel revenues, net			15,002,012
Operating Segment [Member] | Aframax/LR2 Tanker Segment [Member] | Pool [Member]
Segment Information [Abstract]
Vessel revenues, net			2,442,144
Operating Segment [Member] | Handysize Tanker Segment [Member]
Segment Information [Abstract]
Vessel revenues, net			2,704,855
Voyage expenses (including charges from related parties)			(55,593)
Vessel operating expenses			(2,585,147)
Management fees to related parties			(419,900)
Depreciation and amortization			(746,353)
Provision for doubtful accounts			0
Operating income	[1]		(1,102,138)
Operating Segment [Member] | Handysize Tanker Segment [Member] | Time Charter [Member]
Segment Information [Abstract]
Vessel revenues, net			0
Operating Segment [Member] | Handysize Tanker Segment [Member] | Voyage Charter [Member]
Segment Information [Abstract]
Vessel revenues, net			0
Operating Segment [Member] | Handysize Tanker Segment [Member] | Pool [Member]
Segment Information [Abstract]
Vessel revenues, net			2,704,855
Corporate [Member]
Segment Information [Abstract]
Less: Unallocated corporate general and administrative expenses			(3,266,310)
Corporate [Member] | Dry Bulk Segment [Member]
Segment Information [Abstract]
Less: Unallocated corporate general and administrative expenses			0	$ (1,130,953)	$ (510,868)
Corporate [Member] | Aframax/LR2 Tanker Segment [Member]
Segment Information [Abstract]
Less: Unallocated corporate general and administrative expenses			0
Corporate [Member] | Handysize Tanker Segment [Member]
Segment Information [Abstract]
Less: Unallocated corporate general and administrative expenses			$ 0

[1]	Does not include unallocated corporate general and administrative expenses amounting to $510,868, $1,130,953 and $3,266,310 in each of the years ended December 31, 2019, 2020 and 2021, respectively.